MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2024 (Unaudited)

Mutual Funds (88.3%)	Shares	Value

Fidelity Floating Rate High Income	97,498	$ 901,854
Victory Core Plus Intermediate Bond	90,580	853,265
Dodge & Cox Income Class I	63,792	825,471
Dodge & Cox Global Bond Class I	71,173	802,115
Fidelity Multi-Asset Income	54,759	784,695
BrandywineGLOBAL High Yield Class I	74,596	771,328
Vanguard Tax-Managed Balance Adm Class	16,590	749,043
River Canyon Total Return Bond Class I	68,262	698,323
Vanguard Emerging Markets Bond Adm Class	28,317	681,601
PIMCO Income Class I	62,480	674,163
Fidelity Select Utilities Portfolio	5,126	655,333
Artisan High Income Advisor Class	68,150	626,296
PIMCO Inflation Response Multi-Asset Class I	70,253	597,851
Franklin Convertible Securities Adv Class	25,445	577,099
CrossingBridge Low Duration High Yield Class I	51,128	498,466
PIMCO Low Duration Income Class I	58,914	480,149
T Rowe Price Capital Appreciation and Income Class I	15,601	431,357
BBH Limited Duration Class I	39,836	415,885
T Rowe Price Floating Rate	43,956	407,912
T Rowe Price Global Multi-Sector Bond Inv Class	34,369	347,814

Total Mutual Funds (Cost $ 12,376,800)		12,780,020

Short-Term Securities (6.1%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 883,339)		883,339

Total Short-term Securities		883,339

Total Investments in Securities (Cost $ 13,260,139) (94.4%)		13,663,359

Net Other Assets and Liabilities (5.6%)		805,694

Net Assets (100%)		$ 14,469,053

As of September 30, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$12,376,800
Unrealized appreciation	553,050
Unrealized depreciation	149,830
Net unrealized appreciation (depreciation)	403,220

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

September 30, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 12,780,020	-	-	$ 12,780,020
Short Term Investments	883,339	-	-	883,339
Total Investments in Securities	$ 13,663,359	-	-	$ 13,663,359

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.